Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Note 9. Income Taxes

The Company was liable for taxes in the United States until it completed its continuation from the State of Nevada, U.S.A. to Anguilla, British West Indies since December 31, 2007. There is no income tax imposed on companies by the government of Anguilla, British West Indies.

For the years ended December 31, 2019, 2018 and 2017, the Company did not have any income for tax purposes and therefore, no tax liability or expense has been recorded in these financial statements.

For U.S. tax reporting purpose, the Company has available net operating loss carryforwards of approximately $1,338,000 for tax purposes to offset future taxable income which expires commencing 2026 through the year 2029. Pursuant to the Tax Reform Act of 1986, annual utilization of the Company’s net operating loss carryforwards may be limited if a cumulative change in ownership of more than 50% is deemed to occur within any three-year period.

The deferred tax asset associated with the tax loss carryforwards is approximately $475,000 at December 31, 2019. The Company has provided a full valuation allowance against the deferred tax asset.